COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11:	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Office lease commitments

In January 2014, the Company entered into a lease agreement for new corporate offices in Holon, Israel. The lease expires in January 2025, with an option by the Company to extend for two additional terms of 24 months each. Additionally, the Company may exercise an early termination of the lease in November 2019 and will pay the amount of the construction budget which was utilized.

In June 2018, Undertone entered into a lease agreement for its office at World Trade Center (WTC) New York. The lease expires in May 2026. Additionally, the Company may choose an early termination in 2023.
Certain other facilities of the Company are rented under operating lease agreements, which expire on various dates, the latest of which is in 2028. The Company recognizes rent expense under such arrangements on a straight-line basis.

Furthermore, the Company leases motor vehicles for employees under operating lease agreements.

Aggregate minimum lease commitments under the aforesaid non-cancelable operating leases as of December 31, 2018, were as follows:

	Minimum lease payments	Minimum sublease rentals	Net future minimum lease commitment
2019	$5,102	$3,248	$1,854
2020	5,985	2,940	3,045
2021	5,768	2,880	2,888
2022	5,062	2,325	2,737
2023	4,681	1,987	2,694
Thereafter	9,922	2,153	7,769
	$36,520	$15,533	$20,987

Facilities leasing expenses from continued operations in the years 2016, 2017 and 2018 were $5,419, $4,118, and $4,123 respectively. Car leases expenses from continued operations in the years 2016, 2017 and 2018 were $790, $493 and $343, respectively. Sublease income amounted to $703, $1,076 and $2,213 in the years 2016, 2017 and 2018, respectively.

b.	Contingent purchase obligation

On November 30, 2012, the Company completed the acquisition of 100% of Sweet IM’s shares. Pursuant to the terms of the Share Purchase Agreement (“SPA”) between the Company and SweetIM, the Company was obligated to pay SweetIM's shareholders, among other payments, a payment of up to $7,500 in cash in May 2014 if certain milestones were met (the “Contingent Payment”). The milestones were based on the Company's GAAP revenues in 2013, and the absence of certain changes in the industry in which the Company operates. On May 28, 2014, the Company paid $2,500 in respect of the Contingent Payment. Following such payment, on June 22, 2014, SweetIM’s Shareholders’ representative notified the Company claiming that the Company owes SweetIM’s shareholders the entire Contingent Payment. In April 2015, pursuant to the SPA, an arbitration process with respect to this claim has commenced in Israel. Based on the August 2018 ruling of the arbitrator, the remaining balance of the Contingent Payment shall be paid to SweetIM's shareholders in 3 equal installments. As of December 31, 2018, the Company maintains a $1,667 liability in its financial statements, which was fully paid during January 2019.

c.	Legal Matters

On December 22, 2015, Adtile Technologies Inc. filed a lawsuit against the Company and Intercept Interactive Inc. (“Intercept”), a subsidiary of Interactive Holding Corp., in the United States District Court for the District of Delaware. The lawsuit alleges various causes of action against Perion and Undertone related to Undertone’s alleged unauthorized use and misappropriation of Adtile’s proprietary information and trade secrets. Adtile is seeking injunctive relief and, unspecified monetary damages. On June 23, 2016, the court denied Adtile’s motion for a preliminary injunction. On June 24, 2016, the court (i) granted the Company’s motion to dismiss, and (ii) granted Intercept’s motion to stay the action and compel arbitration. In November 2017, the court dismissed the case for administrative reasons, since Adtile had not commenced arbitration proceedings. The Company is still unable to predict the outcome or range of possible loss as of the date of these financial statements, since to date Adtile had not commenced arbitration procedures. Regardless, the Company believes it has strong defenses against this lawsuit and intends to defend against it vigorously.

In addition, from time to time, the Company is party to other various legal proceedings, claims and litigation that arise in the ordinary course of business. It is the opinion of management that the ultimate outcome of these matters will not have a material adverse effect on the Company's financial position, results of operations or cash flows.